UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           JUNE 30, 2002
                                                   ----------------------------

Check here if Amendment [  ];  Amendment Number:
                                                   ---------
       This Amendment  (Check only one.):  [  ]  is a restatement.
                                           [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 SOUND SHORE MANAGEMENT, INC.
                  -----------------------------------------------------
Address:              P.O. BOX 1810
                  -----------------------------------------------------
                      8 SOUND SHORE DRIVE, SUITE 180
                  -----------------------------------------------------
                      GREENWICH, CT  06836
                  -----------------------------------------------------

Form 13F File Number:  028-02101

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 SHANNA S. SULLIVAN
                  -----------------------------------------------------
Title:                VICE PRESIDENT
                  -----------------------------------------------------
Phone:                (203) 629-1980
                  -----------------------------------------------------

Signature, Place, and Date of Signing:

/S/ SHANNA S. SULLIVAN           GREENWICH, CT               AUGUST 9, 2002
---------------------------  --------------------------  -----------------------
       (Signature)                  (City, State)                 (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:            Sound Shore Management, Inc.


Number of Other Included Managers:                   0
                                         ------------------------

Form 13F Information Table Entry Total:             52
                                         ------------------------

Form 13F Information Table Value Total:         $3,107,976
                                         ------------------------
                                                (thousands)


List of Other Included Managers:

                                       NONE

                                                                 Form 13F
                   Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06836
                                                                                                                             6/30/02

------------------------------------------------------------------------------------------------------------------------------------
           Item 1               Item 2  Item 3       Item 4   Item 5            Item 6         Item 7             Item 8
       Name of Issuer            Title  Cusip     Mkt. Value  Shares    INVESTMENT DISCRETION   Mgrs.        VOTING AUTHORITY
                                                                        ---------------------                ----------------
                                  of    Number      x $1000              Sole   Shared  Other            Sole     Shared     None
                                 Class                                    (A)    (B)     (C)              (A)      (B)       (C)
------------------------------------------------------------------------------------------------------------------------------------

AFLAC                         COMMON   001055102     92,400   2,887,500    X                           2,558,200        0    329,300
Aetna Life & Casualty Co.     COMMON   00817Y108     97,811   2,039,000    X                           1,810,700        0    228,300
Allstate Corporation          COMMON   020002101     98,478   2,663,000    X                           2,363,600        0    299,400
Ambac Financial Group, Inc    COMMON   023139108     63,659     947,300    X                             841,100        0    106,200
A O N Corporation             COMMON   037389103     75,492   2,560,800    X                           2,270,000        0    290,800
Berkshire Hathaway, Inc.      COMMON   084670108    127,054       1,902    X                               1,689        0        213
Boston Scientific Corporation COMMON   101137107     78,742   2,685,600    X                           2,370,000        0    315,600
CVS Corporation               COMMON   126650100     30,520     997,400    X                             889,500        0    107,900
CenturyTel, Inc.              COMMON   156700106     93,264   3,161,500    X                           2,799,500        0    362,000
CitiGroup, Inc.               COMMON   172967101      1,165      30,053    X                                            0     30,053
Citizen's Communications      COMMON   17453B101     70,743   8,462,100    X                           7,473,100        0    989,000
Convergys Corporation         COMMON   212485106     99,375   5,101,400    X                           4,529,900        0    571,500
Countrywide Credit Industries COMMON   222372104     49,075   1,017,100    X                             907,200        0    109,900
Cypress Semiconductor Corp.   COMMON   232806109     62,441   4,113,400    X                           3,646,600        0    466,800
Dana Corporation              COMMON   235811106     48,905   2,639,251    X                           2,326,000        0    313,251
Eaton Corporation             COMMON   278058102     54,970     755,600    X                             670,800        0     84,800
El Paso Corporation           COMMON   28336L109     81,383   3,948,700    X                           3,507,400        0    441,300
Electronic Data Systems Co.   COMMON   285661104     78,769   2,120,300    X                           1,885,900        0    234,400
Engelhard Corporation         COMMON   292845104     67,532   2,384,600    X                           2,115,600        0    269,000
Equifax Incorporated          COMMON   294429105     75,851   2,809,300    X                           2,493,900        0    315,400
Freddie Mac                   COMMON   313400301     88,795   1,450,900    X                           1,296,100        0    154,800
Fannie Mae                    COMMON   313586109      1,748      23,700    X                                            0     23,700
GATX Corporation              COMMON   361448103     26,434     878,200    X                             773,400        0    104,800
Halliburton Company           COMMON   406216101     55,889   3,506,200    X                           3,113,900        0    392,300
HCA, Inc.                     COMMON   404119109     76,513   1,610,800    X                           1,433,000        0    177,800
IMS Health, Inc.              COMMON   449934108     79,120   4,407,800    X                           3,892,200        0    515,600
Interpublic Group of Cos.     COMMON   460690100     81,485   3,291,000    X                           2,931,200        0    359,800
KB Home Corporation           COMMON   48666K109        567      11,000    X                                            0     11,000
Kimberly-Clark Company        COMMON   494368103     63,792   1,028,900    X                             901,000        0    127,900
Kinder Morgan Inc.            COMMON   49455P101     17,653     464,300    X                             409,300        0     55,000
Kroger Company                COMMON   501044101     85,305   4,286,700    X                           3,795,400        0    491,300
Liberty Media Corporation     COMMON   530718105     89,657   8,965,700    X                           7,958,200        0  1,007,500
MBIA Inc.                     COMMON   55262C100     66,541   1,177,100    X                           1,045,400        0    131,700
Marathon Oil Corporation      COMMON   565849106     83,828   3,091,000    X                           2,748,500        0    342,500
Merck & Co. Inc.              COMMON   589331107        729      14,400    X                                            0     14,400
Mylan Labs, Inc.              COMMON   628530107     76,889   2,452,600    X                           2,165,800        0    286,800
Omnicare, Inc.                COMMON   681904108     81,325   3,096,900    X                           2,750,400        0    346,500
Oxford Health Plans, Inc.     COMMON   691471106      8,446     181,800    X                             169,300        0     12,500
Philip Morris Co.s Inc.       COMMON   718154107      1,184      27,100    X                                            0     27,100
Premcor, Incorporated         COMMON   74045Q104      1,929      75,000    X                              72,000        0      3,000
Presidential Life Corporation COMMON   740884101        203      10,000    X                                            0     10,000
Republic Services Inc.        COMMON   760759100     83,139   4,359,700    X                           3,867,500        0    492,200
Safeway, Inc.                 COMMON   786514208     80,961   2,773,600    X                           2,468,100        0    305,500
Sprint Corporation            COMMON   852061100     75,503   7,116,200    X                           6,325,700        0    790,500
Storage Technology CorporationCOMMON   862111200     18,562   1,162,300    X                           1,061,200        0    101,100
TJX Companies, Inc.           COMMON   872540109      1,137      58,000    X                                            0     58,000
Telephone & Data Systems      COMMON   879433100     47,931     791,600    X                             700,500        0     91,100
Textron Incorporated          COMMON   883203101     97,163   2,071,700    X                           1,828,200        0    243,500
Thermo Electron Corporation   COMMON   883556102     69,653   4,221,400    X                           3,718,600        0    502,800
Triad Hospitals, Inc.         COMMON   89579K109     66,549   1,570,300    X                           1,397,900        0    172,400
U.S. Bancorp                  COMMON   902973304     60,932   2,609,500    X                           2,317,400        0    292,100
Watson Pharmaceuticals, Inc.  COMMON   942683103     70,784   2,801,100    X                           2,474,000        0    327,100


   TOTALS:                        52              3,107,976